Business Combinations (Details) - Schedule of Fair Values of the Identifiable Assets and Liabilities ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Beijing Successor Educational Equipment Co., Ltd [Member]
Schedule of Fair Values of the Identifiable Assets and Liabilities [Line Items]
Cash and cash equivalents	¥ 315
Property, plant and equipment	8
Trade receivables	257
Prepayments, other receivables and other assets	461
Inventories	194
Trade payables	(2)
Contract liabilities	(590)
Other payables and accruals	(407)
Total identifiable net assets at fair value	236
Goodwill arising on acquisition	764
Purchase consideration	1,000
Cash and cash equivalents	1,000
Net cash inflows and cash acquired (including in net cash flows used in investing activities)	315
Rosenkavalier Group Acquired [Member]
Schedule of Fair Values of the Identifiable Assets and Liabilities [Line Items]
Cash and cash equivalents	1,073
Property, plant and equipment	769
Right-of-use assets	2,988
Trade receivables	9,671
Prepayments, other receivables and other assets	12,151
Inventories	2
Identifiable intangible assets	26,000
Deferred tax assets	537
Deferred tax liabilities	(1,472)
Trade payables	(188)
Due to related parties	(1,261)
Lease liabilities	(2,988)
Other payables and accruals	(507)
Total identifiable net assets at fair value	46,775
Goodwill arising on acquisition	237,225
Purchase consideration	284,000
Net cash inflows and cash acquired (including in net cash flows used in investing activities)	1,073
Issuance of ordinary shares	¥ 284,000